NON-CONTROLLING INTEREST (Tables)	3 Months Ended	12 Months Ended
	Mar. 31, 2024	Dec. 31, 2023
Noncontrolling Interest [Abstract]
SCHEDULE OF NON-CONTROLLING INTEREST

Net loss attributable to the non-controlling interest for the three months ended March 31, 2024 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Net loss	$(41)	$(3)	$(44)
Average Non-Controlling interest percentage of losses	32%	-%	30%
Net loss attributable to non-controlling interest	$(13)	$(0)	$(13)

Net loss attributable to the non-controlling interest for the three months ended March 31, 2023 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Net loss	$(161)	$-	$(161)
Average Non-Controlling interest percentage of profit/losses	31%	0%	31%
Net loss attributable to non-controlling interest	$(50)	$-	$(50)

Net income (loss) attributable to the non-controlling interest for the year ended December 31, 2023 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Net income (loss)	$1,498	$(745)	$753
Average Non-Controlling interest percentage of profit/losses	31%	15%	47%
Net income (loss) attributable to non-controlling interest	$463	$(112)	$351

Net loss attributable to the non-controlling interest for the year ended December 31, 2022 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Net Loss	$(671)	$(3)	$(674)
Average Non-Controlling interest percentage of profit/losses	31%	0%	31%
Net loss attributable to non-controlling interest	$(210)	$0	$(210)

SCHEDULE OF CHANGES IN NON-CONTROLLING INTEREST

The following table summarizes the changes in non-controlling interest for the three months ended March 31, 2024 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Balance, January 1, 2024	$(158)	$184	$26
Net loss attributable to non-controlling interest	(13)	-	(13)
Balance, March 31, 2024	$(171)	$184	$13

The following table summarizes the changes in non-controlling interest for the two years ended December 31, 2023 (000’s):

	ViralClear Pharmaceuticals, Inc. (000’s)	BioSig AI Sciences, Inc. (000’s)	Total (000’s)
Balance, January 1, 2022	$219	$-	$219
Allocation of equity to non-controlling interest for settlement of shares issued to settle debt to parent	292	-	292
Allocation of equity to non-controlling interest to equity-based compensation issued	(322)	-	(322)
Net loss attributable to non-controlling interest	(210)	-	(210)
Balance, January 1, 2023	$(21)	$-	$(21)
Allocation of equity to non-controlling interest due to sale of subsidiary stock	-	296	296
Allocation of equity to non-controlling interest due to equity-based compensation issued	(600)	-	(600)
Net income (loss) attributable to non-controlling interest	463	(112)	351
Balance, December 31, 2023	$(158)	$184	$26